Maturity analysis of financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	$ 11,700	$ 13,100
Payables from securities financing transactions, undiscounted cash flows	4,400	5,700
Cash collateral payables on derivative instruments, undiscounted cash flows	36,400	31,800
Customer deposits, undiscounted cash flows	526,900	542,300
Debt issued measured at amortized cost, undiscounted cash flows	133,400	148,900
Other financial liabilities measured at amortized cost, undiscounted cash flows	8,500	8,400
of which: lease liabilities, undiscounted cash flow	3,800	4,000
Total financial liabilities measured at amortized cost, undiscounted cash flows	721,200	750,200
Financial liabilities at fair value held for trading	29,515	31,688
Derivative financial instruments	154,906	121,309
Brokerage payables designated at fair value, undiscounted cash flows	45,100	44,000
Debt issued designated at fair value, undiscounted cash flows	83,400	81,900
Other financial liabilities designated at fair value, undiscounted cash flows	30,600	30,500
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	343,500	309,400
Total financial liabilities, undiscounted cash flows	1,064,700	1,059,600
Guarantees, commitments and forward starting transactions
Loan commitments	40,000	39,500
Guarantees	22,400	21,200
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	3,800	1,400
Total	66,200	62,100
Trading portfolio liabilities contractually due within one month	27,800	30,800
Trading portfolio liabilities contractually due between one month and one year	1,700	900
Trading portfolio liabilities contractually due between 1 and 5 years	0	0
Loan commitments and forward starting reverse repurchase agreements classified as derivatives	46	34
Notional amounts of derivatives	34,400	36,000
Due within 1 month
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	6,300	6,700
Payables from securities financing transactions, undiscounted cash flows	3,300	3,800
Cash collateral payables on derivative instruments, undiscounted cash flows	36,400	31,800
Customer deposits, undiscounted cash flows	463,100	530,100
Debt issued measured at amortized cost, undiscounted cash flows	6,800	4,000
Other financial liabilities measured at amortized cost, undiscounted cash flows	4,700	4,500
of which: lease liabilities, undiscounted cash flow	100	100
Total financial liabilities measured at amortized cost, undiscounted cash flows	520,700	580,900
Financial liabilities at fair value held for trading	29,500	31,700
Derivative financial instruments	154,900	121,300
Brokerage payables designated at fair value, undiscounted cash flows	45,100	44,000
Debt issued designated at fair value, undiscounted cash flows	9,400	13,800
Other financial liabilities designated at fair value, undiscounted cash flows	27,100	28,100
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	266,000	239,000
Total financial liabilities, undiscounted cash flows	786,800	819,800
Guarantees, commitments and forward starting transactions
Loan commitments	39,300	38,300
Guarantees	22,400	21,200
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	3,800	1,400
Total	65,400	60,900
Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	2,600	2,400
Payables from securities financing transactions, undiscounted cash flows	300	300
Customer deposits, undiscounted cash flows	28,500	5,200
Debt issued measured at amortized cost, undiscounted cash flows	9,400	12,700
Other financial liabilities measured at amortized cost, undiscounted cash flows	100	100
of which: lease liabilities, undiscounted cash flow	100	100
Total financial liabilities measured at amortized cost, undiscounted cash flows	40,900	20,800
Debt issued designated at fair value, undiscounted cash flows	12,400	11,500
Other financial liabilities designated at fair value, undiscounted cash flows	1,400	400
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	13,800	11,900
Total financial liabilities, undiscounted cash flows	54,700	32,700
Guarantees, commitments and forward starting transactions
Loan commitments	300	500
Total	300	500
Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	1,900	3,500
Payables from securities financing transactions, undiscounted cash flows	400	1,600
Customer deposits, undiscounted cash flows	24,500	3,300
Debt issued measured at amortized cost, undiscounted cash flows	24,800	41,100
Other financial liabilities measured at amortized cost, undiscounted cash flows	500	500
of which: lease liabilities, undiscounted cash flow	500	500
Total financial liabilities measured at amortized cost, undiscounted cash flows	52,100	49,900
Debt issued designated at fair value, undiscounted cash flows	16,100	13,500
Other financial liabilities designated at fair value, undiscounted cash flows	400	500
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	16,400	14,000
Total financial liabilities, undiscounted cash flows	68,600	63,900
Guarantees, commitments and forward starting transactions
Loan commitments	400	700
Total	400	700
Due between 1 and 2 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	300	0
Payables from securities financing transactions, undiscounted cash flows	300	0
Customer deposits, undiscounted cash flows	8,000	1,700
Debt issued measured at amortized cost, undiscounted cash flows	14,400	16,700
Other financial liabilities measured at amortized cost, undiscounted cash flows	500	600
of which: lease liabilities, undiscounted cash flow	500	600
Total financial liabilities measured at amortized cost, undiscounted cash flows	23,600	19,000
Debt issued designated at fair value, undiscounted cash flows	19,700	18,800
Other financial liabilities designated at fair value, undiscounted cash flows	400	200
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	20,000	19,000
Total financial liabilities, undiscounted cash flows	43,600	38,000
Guarantees, commitments and forward starting transactions
Loan commitments	0	0
Total	0	0
Due between 2 and 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	600	500
Customer deposits, undiscounted cash flows	2,400	1,500
Debt issued measured at amortized cost, undiscounted cash flows	37,900	36,900
Other financial liabilities measured at amortized cost, undiscounted cash flows	1,300	1,300
of which: lease liabilities, undiscounted cash flow	1,300	1,300
Total financial liabilities measured at amortized cost, undiscounted cash flows	42,300	40,300
Debt issued designated at fair value, undiscounted cash flows	7,100	5,700
Other financial liabilities designated at fair value, undiscounted cash flows	500	200
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	7,600	5,900
Total financial liabilities, undiscounted cash flows	49,800	46,100
Guarantees, commitments and forward starting transactions
Total		0
Due after 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	0
Customer deposits, undiscounted cash flows	300	400
Debt issued measured at amortized cost, undiscounted cash flows	28,000	24,300
Other financial liabilities measured at amortized cost, undiscounted cash flows	1,400	1,600
of which: lease liabilities, undiscounted cash flow	1,400	1,600
Total financial liabilities measured at amortized cost, undiscounted cash flows	29,700	26,200
Debt issued designated at fair value, undiscounted cash flows	18,800	18,500
Other financial liabilities designated at fair value, undiscounted cash flows	800	1,100
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	19,600	19,600
Total financial liabilities, undiscounted cash flows	49,300	45,900
Guarantees, commitments and forward starting transactions
Total		0
Perpetual / Not applicable
Financial liabilities recognized on balance sheet
Debt issued measured at amortized cost, undiscounted cash flows	11,900	13,300
Total financial liabilities measured at amortized cost, undiscounted cash flows	11,900	13,300
Total financial liabilities, undiscounted cash flows	11,900	13,300
Guarantees, commitments and forward starting transactions
Total		0
UBS AG
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	11,700	13,100
Payables from securities financing transactions, undiscounted cash flows	4,400	5,700
Cash collateral payables on derivative instruments, undiscounted cash flows	36,400	31,800
Customer deposits, undiscounted cash flows	529,000	545,100
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	72,300	65,300
Debt issued measured at amortized cost, undiscounted cash flows	62,800	84,700
Other financial liabilities measured at amortized cost, undiscounted cash flows	9,200	9,100
of which: lease liabilities, undiscounted cash flow	3,700	3,900
Total financial liabilities measured at amortized cost, undiscounted cash flows	725,800	754,800
Financial liabilities at fair value held for trading	29,515	31,688
Derivative financial instruments	154,906	121,309
Brokerage payables designated at fair value, undiscounted cash flows	45,100	44,000
Debt issued designated at fair value, undiscounted cash flows	76,800	75,900
Other financial liabilities designated at fair value, undiscounted cash flows	34,800	36,500
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	341,100	309,400
Total financial liabilities, undiscounted cash flows	1,066,900	1,064,200
Guarantees, commitments and forward starting transactions
Loan commitments	40,000	39,500
Guarantees	22,400	21,200
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	3,800	1,400
Total	66,200	62,100
Trading portfolio liabilities contractually due within one month	27,800	30,800
Trading portfolio liabilities contractually due between one month and one year	1,700	900
Trading portfolio liabilities contractually due between 1 and 5 years	0	0
Loan commitments and forward starting reverse repurchase agreements classified as derivatives	46	34
Notional amounts of derivatives	34,400	36,000
UBS AG | Due within 1 month
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	6,300	6,700
Payables from securities financing transactions, undiscounted cash flows	3,300	3,800
Cash collateral payables on derivative instruments, undiscounted cash flows	36,400	31,800
Customer deposits, undiscounted cash flows	464,600	531,000
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	2,200	200
Debt issued measured at amortized cost, undiscounted cash flows	4,600	3,800
Other financial liabilities measured at amortized cost, undiscounted cash flows	5,600	5,300
of which: lease liabilities, undiscounted cash flow	100	100
Total financial liabilities measured at amortized cost, undiscounted cash flows	523,100	582,600
Financial liabilities at fair value held for trading	29,500	31,700
Derivative financial instruments	154,900	121,300
Brokerage payables designated at fair value, undiscounted cash flows	45,100	44,000
Debt issued designated at fair value, undiscounted cash flows	9,400	13,800
Other financial liabilities designated at fair value, undiscounted cash flows	27,100	28,100
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	266,000	239,000
Total financial liabilities, undiscounted cash flows	789,200	821,600
Guarantees, commitments and forward starting transactions
Loan commitments	39,300	38,300
Guarantees	22,400	21,200
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	3,800	1,400
Total	65,400	60,900
UBS AG | Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	2,600	2,400
Payables from securities financing transactions, undiscounted cash flows	300	300
Customer deposits, undiscounted cash flows	28,800	6,600
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	600	3,300
Debt issued measured at amortized cost, undiscounted cash flows	8,900	9,400
Other financial liabilities measured at amortized cost, undiscounted cash flows	100	100
of which: lease liabilities, undiscounted cash flow	100	100
Total financial liabilities measured at amortized cost, undiscounted cash flows	41,200	22,100
Debt issued designated at fair value, undiscounted cash flows	12,400	11,500
Other financial liabilities designated at fair value, undiscounted cash flows	1,400	400
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	13,800	11,900
Total financial liabilities, undiscounted cash flows	55,000	34,000
Guarantees, commitments and forward starting transactions
Loan commitments	300	500
Total	300	500
UBS AG | Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	1,900	3,500
Payables from securities financing transactions, undiscounted cash flows	400	1,600
Customer deposits, undiscounted cash flows	24,500	3,300
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	1,200	2,300
Debt issued measured at amortized cost, undiscounted cash flows	23,700	38,800
Other financial liabilities measured at amortized cost, undiscounted cash flows	400	400
of which: lease liabilities, undiscounted cash flow	400	400
Total financial liabilities measured at amortized cost, undiscounted cash flows	52,200	49,900
Debt issued designated at fair value, undiscounted cash flows	16,000	13,500
Other financial liabilities designated at fair value, undiscounted cash flows	400	500
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	16,400	14,000
Total financial liabilities, undiscounted cash flows	68,600	63,900
Guarantees, commitments and forward starting transactions
Loan commitments	400	700
Total	400	700
UBS AG | Due between 1 and 2 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	300	0
Payables from securities financing transactions, undiscounted cash flows	300	0
Customer deposits, undiscounted cash flows	8,200	2,000
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	6,800	7,800
Debt issued measured at amortized cost, undiscounted cash flows	7,800	9,000
Other financial liabilities measured at amortized cost, undiscounted cash flows	500	600
of which: lease liabilities, undiscounted cash flow	500	600
Total financial liabilities measured at amortized cost, undiscounted cash flows	24,000	19,400
Debt issued designated at fair value, undiscounted cash flows	19,700	18,800
Other financial liabilities designated at fair value, undiscounted cash flows	400	200
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	20,000	19,000
Total financial liabilities, undiscounted cash flows	44,000	38,400
Guarantees, commitments and forward starting transactions
Loan commitments	0	0
Total	0	0
UBS AG | Due between 2 and 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	600	500
Customer deposits, undiscounted cash flows	2,600	1,900
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	27,600	21,100
Debt issued measured at amortized cost, undiscounted cash flows	10,800	16,100
Other financial liabilities measured at amortized cost, undiscounted cash flows	1,200	1,200
of which: lease liabilities, undiscounted cash flow	1,200	1,200
Total financial liabilities measured at amortized cost, undiscounted cash flows	42,800	40,800
Debt issued designated at fair value, undiscounted cash flows	7,100	5,600
Other financial liabilities designated at fair value, undiscounted cash flows	500	200
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	7,500	5,800
Total financial liabilities, undiscounted cash flows	50,300	46,600
UBS AG | Due after 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	0
Payables from securities financing transactions, undiscounted cash flows	0
Customer deposits, undiscounted cash flows	300	400
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	21,200	16,900
Debt issued measured at amortized cost, undiscounted cash flows	6,900	7,600
Other financial liabilities measured at amortized cost, undiscounted cash flows	1,300	1,500
of which: lease liabilities, undiscounted cash flow	1,300	1,500
Total financial liabilities measured at amortized cost, undiscounted cash flows	29,800	26,400
Debt issued designated at fair value, undiscounted cash flows	12,300	12,500
Other financial liabilities designated at fair value, undiscounted cash flows	5,000	7,100
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	17,300	19,600
Total financial liabilities, undiscounted cash flows	47,100	45,900
UBS AG | Perpetual / Not applicable
Financial liabilities recognized on balance sheet
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	12,700	13,700
Total financial liabilities measured at amortized cost, undiscounted cash flows	12,700	13,700
Total financial liabilities, undiscounted cash flows	$ 12,700	$ 13,700